Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue		€ 57,833	€ 48,034	€ 189,725	€ 129,016
Cost of sales		11,201	7,388	30,235	24,938
Gross profit		46,632	40,646	159,490	104,078
Research and development costs		73,544	111,439	227,708	322,573
Selling, general and administrative expenses		69,831	63,614	210,928	200,435
Operating profit/(loss)		(96,743)	(134,407)	(279,146)	(418,930)
Share of profit/(loss) of associates		(4,367)	(6,794)	(15,485)	(15,471)
Finance income		28,279	4,142	29,262	76,985
Finance expenses		25,347	24,519	70,488	35,640
Profit/(loss) before tax		(98,178)	(161,578)	(335,857)	(393,056)
Income taxes/(expenses)		(1,020)	(645)	(3,758)	(1,513)
Net profit/(loss) for the period		(99,198)	(162,223)	(339,615)	(394,569)
Attributable to owners of the Company		€ (99,198)	€ (162,223)	€ (339,615)	€ (394,569)
Basic earnings/(loss) per share		€ (1.72)	€ (2.88)	€ (5.93)	€ (7.02)
Diluted earnings/(loss) per share		€ (1.72)	€ (2.88)	€ (5.93)	€ (7.02)
Number of shares used for calculation (basic and diluted)	[1]	57,535,349	56,272,698	57,255,764	56,194,956
Statement of comprehensive income [abstract]
Net profit/(loss) for the period		€ (99,198)	€ (162,223)	€ (339,615)	€ (394,569)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations		154	571	232	(1,232)
Other comprehensive income/(loss) for the period, net of tax		154	571	232	(1,232)
Total comprehensive income/(loss)		(99,044)	(161,652)	(339,383)	(395,801)
Attributable to owners of the Company		€ (99,044)	€ (161,652)	€ (339,383)	€ (395,801)

[1]	As of September 30, 2024 and September 30, 2023, a total of 6,141,451 and 6,555,187 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.